Intangibles Assets (Details) - Schedule of estimated future amortization of intangible assets - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Intangibles Assets (Details) - Schedule of estimated future amortization of intangible assets [Line Items]
2022 (remainder) $	$ 344
2023/2022	295	$ 379
2024/2023	149	265
2025/2024	1	94
Total future amortization of amortizable intangible assets $	$ 789	$ 738